Share-Based Compensation Plans - Schedule of Activity in Employee Stock Option Plan (Detail) - CIESOP [member]	12 Months Ended
	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Beginning balance | shares	7,130,625	8,962,666
Granted during the year | shares
Expired during the year | shares	(90,896)
Exercised during the year | shares	(235,169)	(1,592,759)
Forfeited / cancelled during the year | shares	(327,501)	(239,282)
Options outstanding, Ending balance | shares	6,477,059	7,130,625
Exercisable at the end of the year | shares	6,477,059	7,130,625
Outstanding at the beginning of the year | ₨	₨ 275.5	₨ 264.3
Granted during the year | ₨	0	0
Expired during the year | ₨	187.0
Exercised during the year | ₨	189.0	213.8
Forfeited / cancelled during the year | ₨	287.2	268.2
Outstanding at the end of the year | ₨	279.2	275.5
Exercisable at the end of the year | ₨	₨ 279.2	₨ 275.5